Share Capital Disclosure: Schedule of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2019	May 31, 2020	May 31, 2018
Stock options outstanding	3,550,000	7,050,000	7,050,000	9,450,000
Options outsanding, weighted average exercise price	$ 0.35	$ 0.24	$ 0.24	$ 0.35
Options cancelled		2,400,000
Options exercised
Stock Option shares, increase (decrease)	(2,484,855)
Options expired
Stock Option shares, increase (decrease)	(1,015,145)